ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM

August 5, 2009	Mary Beth Constantino
617-951-7910
617-235-0725 fax
marybeth.constantino@ropesgray.com
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Allianz Global Investors Managed Accounts Trust (formerly known as Fixed Income SHares) (the “Trust”) (File Nos. 333-92415 and 811-9721)
Ladies and Gentlemen:
On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Prospectus and Statement of Additional Information relating to Equity Shares: Series I, a series of the Trust (the “New Fund”), dated August 3, 2009, that would have been filed pursuant to the requirements of 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 25 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 29 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on July 31, 2009, and became effective on August 3, 2009.
Please direct any questions concerning this filing to me at (617) 951-7910.
Very truly yours,
/s/ Mary Constantino, Esq.
Mary Constantino, Esq.

cc:	Thomas J. Fuccillo Brian S. Shlissel Lawrence Altadonna David C. Sullivan, Esq.